NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2019 and 2018:

	June 30, 2019	June 30, 2018
		Restated
Total minimum lease payments to be received	$121,043,154	$84,513,893
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	121,043,154	84,513,893
Less: unearned income, representing interest	(5,806,618)	(7,947,361)
Present value of minimum lease receivable	115,236,536	76,566,532
Less: Allowance for uncollectible receivables	(85,225,257)	(4,342,576)
Net investment in direct financing leases	$30,011,279	$72,223,956

Schedule of Future Minimum Lease Receipts

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2019	June 30, 2018
		Restated
Within 1 year	$98,532,910	$43,623,953
2 years	14,124,241	21,496,082
3 years	7,022,776	17,314,603
4 years	1,363,227	2,079,255
5 years	—	—
Total minimum finance lease receivables	$121,043,154	$84,513,893

Summary of credit quality analysis of finance lease receivables

	June 30, 2019		June 30, 2018
				Restated
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		632,212		389,645
– Overdue above 90 days		3,156,238		818,294
Not yet overdue but credit impaired		81,234,615		2,333,231

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		30,213,471		73,025,362

Less: Allowances for impairment losses		(85,225,257)		(4,342,576)
Net investment in direct financing leases, end of year		$30,011,279		$72,223,956

Schedule of allowance on financial guarantee

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2019 and 2018 were as following:

	June 30, 2019	June 30, 2018
		Restated
Allowance for uncollectible receivables at the beginning of year	$4,342,576	$867,316
(Reversal of Provision) for lease payment receivables	(574,002)	(88,179)
Provision for lease payment receivables	82,159,962	3,603,140
Effect of foreign currency translation	(703,279)	(39,701)
Allowance for uncollectible receivables at the end of year	$85,225,257	$4,342,576

	June 30, 2019	June 30, 2018
		Restated
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$85,023,066	$3,541,170
Collectively evaluated for impairment	202,191	801,406
Ending balance	$85,225,257	$4,342,576

Minimum lease payments receivable
Individually evaluated for impairment	$85,572,930	$3,819,856
Collectively evaluated for impairment	35,470,224	80,694,037
Ending balance	$121,043,154	$84,513,893

Summary of Risk Classification of Direct Financing Lease Receivables

The risk classification of direct financing lease receivables is as follows:

	June 30, 2019	June 30, 2018
		Restated
Normal	$36,020,088	$80,972,723
Abnormal	85,023,066	3,541,170
Total	$121,043,154	$84,513,893